Lease liabilities	3 Months Ended
Nov. 30, 2021
Lease Liabilities
Lease liabilities

12.         Lease liabilities

Lease liabilities are measured at the present value of the lease payments that were not paid at that date. The lease payments are discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The continuity of the lease liabilities is presented in the table below:

	Equipment	Office lease	Total
	$	$	$

Balance, August 31, 2020	35,457	536,691	572,148
Interest expense	562	9,094	9,656
Payments	(3,345)	(50,915)	(54,260)
Effect of foreign exchange	-	(36)	(36)
Balance, November 30, 2020	32,674	494,834	527,508

Balance, August 31, 2021	24,048	563,503	587,551
Interest expense	375	8,266	8,641
Payments	(3,345)	(66,913)	(70,258)
Effect of foreign exchange	-	(1,640)	(1,640)
Balance, November 30, 2021	21,078	503,216	524,294

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

The Company’s lease obligation is classified between current and non-current liabilities as follows:

	Equipment	Office lease	Total
	$	$	$
As of November 30, 2020:
Less than one year	11,595	178,279	189,874
Greater than one year	21,079	316,555	337,634
Total lease obligation	32,674	494,834	527,508

	Equipment	Office lease	Total
	$	$	$
As of November 30, 2021:
Less than one year	12,373	186,290	198,663
Greater than one year	8,705	316,926	325,631
Total lease obligation	21,078	503,216	524,294

The future minimum undiscounted lease payments as of November 30, 2021, are presented below:

Total
$
Current	221,334
2 years	177,301
3 years	141,342
4 years	29,797
Total undiscounted lease obligation	569,774